Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 478,675,447	$ 356,544,447
Increase in Certificates of Contribution during period	46,256,000	122,131,000
Certificates of Contribution, Ending Balance	$ 524,931,447	$ 478,675,447